Note 5 - Acquisitions	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]

NOTE 5 - ACQUISITIONS

Principal Sunrise IV (fka "IS 46") (pending)

In November 2014, the Company entered into a Membership Interest Purchase Agreement ("MIPA") with Innovative Solar Systems, LLC, a solar developer operating primarily in North Carolina, to acquire Innovative Solar 46, LLC ("PS IV"), the owner of a 78.5mw AC solar project to be built in Cumberland County, North Carolina. PS IV holds a single and intangible asset, a 15-year PPA with Duke Energy Progress, Inc. PS IV does not have, nor has it ever had, any other assets, any liabilities, any employees, any revenues, or any operations of any kind. As such, PS IV is not a "business" as defined in the accounting literature, and it has no historical financial statements. PSI agreed to pay Innovative Solar Systems, LLC $6,280,000 for 100% of the membership interest of PS IV in a series of payments of approximately $300,000 per month between execution of the MIPA and the financial close (the point at which all project financing is arranged), and a balloon payment at financial close sufficient to having cumulatively paid 70% of the $6,280,000 price. The remaining 30% of the purchase price will be paid in installments of $150,000 per month through the project's commercial operation date. At March 31, 2015, A total of $2,070,000 has been paid to date, and failure by the Company to make any of the future scheduled payments may result in the loss of all payments made through such date. The Company is working with engineering and construction firms on final designs, and the total cost of the project based upon the preliminary work is expected to be approximately $164 million, including an estimated $10 million from a public offering in progress. The Company is in discussion with multiple parties to provide the acquisition, construction, and permanent financing for the project, however, no assurance can be given that adequate financing on terms acceptable, or even available, to the Company will be obtained. Closing of the acquisition is expected to occur no later than June 3, 2015, and construction is expected to be completed in late 2015.

Principal Sunrise V (fka "IS 42") (pending)

On March 2, 2015, the Company entered into a MIPA with Innovative Solar Systems, LLC, a solar developer operating primarily in North Carolina, to acquire Innovative Solar 42, LLC ("PS V"), the owner of a 72.9mw AC solar project to be built in Fayetteville, North Carolina. PS V holds a single and intangible asset, a 10-year power purchase agreement ("PPA") with Duke Energy Progress, Inc. PS V does not have, nor has it ever had, any other assets, any liabilities, any employees, any revenues, or any operations of any kind. As such, PS V is not a "business" as defined in the accounting literature, and it has no historical financial statements. PSI agreed to pay Innovative Solar Systems, LLC $5,832,000 for 100% of the membership interest of PS V in a series of payments of approximately $300,000 per month between execution of the MIPA and the financial close (the point at which all project financing is arranged), and a balloon payment at financial close sufficient to having cumulatively paid 70% of the $5,832,000 purchase price. The remaining 30% of the purchase price will be paid in installments of $150,000 per month through the project's commercial operation date. At March 31, 2015, a total of $870,000 has been paid to date, and failure by the Company to make any of the future scheduled payments may result in the loss of all payments made through such date. The Company is working with engineering and construction firms on final designs, and the total cost of the project based upon the preliminary work is expected to be approximately $153 million including an estimated $5 million from a public offering in progress. The Company is in discussion with multiple parties to provide the acquisition, construction, and permanent financing for the project, however, no assurance can be given that adequate financing on terms acceptable, or even available, to the Company will be obtained. Closing of the acquisition is expected to occur no later than August 30, 2015, and construction is expected to be completed in early 2016.

NOTE 5 - ACQUISITIONS

Powerhouse One

Effective June 17, 2013, PSI entered into an acquisition agreement with Vis Solis, LLC (“Vis Solis”), a Tennessee Limited Liability Company and AstroSol, Inc., a Tennessee corporation (together "Co-Sellers") of Powerhouse One, LLC (“Powerhouse”), whereby 89% of the outstanding membership interests of Powerhouse were exchanged for $6,200,000 in cash. At the time of acquisition, the four solar arrays owned by Powerhouse had a remaining estimated useful life of 23 years (being first placed in service in 2011), and power generated is sold to a utility in Lincoln County Tennessee under an index-priced PPA having a fixed premium of $0.12 per kilowatt-hour over the GSA-1 scheduled rate (currently approximately $0.10 per kWh) through 2021, and a market rate based upon the then current GSA-1 scheduled rate for the remaining 10 years of the initial 20 year term ending in 2031.

The acquisition was accounted for as a business combination under ASC 805 and was entered into in order to acquire the solar arrays. As part of the acquisition, 11,503 shares were issued to Co-Sellers in consideration for the right to acquire their remaining 11% noncontrolling interest for $766,827 within one year from the initial acquisition date. The value of the noncontrolling interest was pro-rated based upon the negotiated value of the equity interest acquired by the Company.

In June 2014, the option to acquire the remaining 11% non-controlling interest of Powerhouse One from the Co-Sellers expired. However, the parties have re-confirmed their intent to transfer the non-controlling interest to the Company over the next several months as the Company obtains sufficient financing to do so, and on the same terms contained in the option as if it were still in full force and effect. The Company does not believe there are any material risks to the Company if the acquisition is not completed. The option value was expensed upon expiration.

The Company incurred $277,287 in acquisition related fees as part of the transaction which are included in general and administrative expenses.

The operating results of Powerhouse have been included in the consolidated financial statements since the acquisition date. On a pro forma basis, had the acquisition of Powerhouse occurred on January 1, 2013, the consolidated revenues and loss of PSI for 2013 would have been:

(unaudited)	2013
Revenue	$831,999
Net Loss	$(2,460,219)

Innovative Solar 46

In November 2014, the Company entered into a Membership Interest Purchase Agreement ("MIPA") with Innovative Solar Systems, LLC, a solar developer operating primarily in North Carolina, to acquire Innovative Solar 46, LLC ("IS 46"), the owner of a 78.5mw AC solar project to be built in Cumberland County, North Carolina. IS 46 holds a single and intangible asset, a 15-year PPA with Duke Energy Progress, Inc. IS 46 does not have, nor has it ever had, any other assets, any liabilities, any employees, any revenues, or any operations of any kind. As such, IS 46 is not a "business" as defined in the accounting literature, and it has no historical financial statements. PSI agreed to pay Innovative Solar Systems, LLC $6,280,000 for 100% of the membership interest of IS 46 in a series of payments of approximately $300,000 per month between execution of the MIPA and the financial close (the point at which all project financing is arranged), and a balloon payment at financial close sufficient to having cumulatively paid 70% of the $6,280,000 price. The remaining 30% of the purchase price will be paid in installments of $153,000 per month through the project's commercial operation date. At December 31, 2014, a total of $870,000 has been paid to date, and failure by the Company to make any of the future scheduled payments may result in the loss of all payments made through such date. The Company is working with engineering and construction firms on final designs, and the total cost of the project based upon the preliminary work is expected to be approximately $164 million, including an estimated $10 million from a public offering. The Company is in discussion with multiple parties to provide the acquisition, construction, and permanent financing for the project, however, no assurance can be given that adequate financing on terms acceptable, or even available, to the Company will be obtained. Closing of the acquisition is expected to occur no later than June 3, 2015, and construction is expected to be completed in early 2016.